Income (loss) per Common Share - Summary of Weighted Average Number of Shares of Common Stock Outstanding (Details) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Stock options, PSUs, and warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of income (loss) per common share	341,956	231,027	217,785	387,294
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of income (loss) per common share	12,000	12,000	12,000	12,000
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of income (loss) per common share	42,232	39,265	40,013	37,046